SUPPLEMENT DATED FEBRUARY 4, 2008
                                     TO THE
                             AUL AMERICAN UNIT TRUST
                          PROSPECTUS DATED MAY 1, 2007

     The prospectus is modified as follows:

     1. Page 6 of the Prospectus is revised to add the following funds to the table:



Investment Account and                Class
Corresponding Mutual Fund             Designation
Portfolio                             If Any(1)               Mutual Fund                          Investment Adviser
-------------------------             -----------             -----------                         ------------------

AllianceBernstein 2010 Retirement
  Strategy                             Class Advisor          The AllianceBernstein(SM)           Alliance Capital Management L.P.
                                                                Value Funds

AllianceBernstein 2010 Retirement
  Strategy                             Class R                The AllianceBernstein(SM)           Alliance Capital Management L.P.
                                                                Value Funds

AllianceBernstein 2015 Retirement
  Strategy                             Class Advisor          The AllianceBernstein(SM)           Alliance Capital Management L.P.
                                                                Value Funds

AllianceBernstein 2015 Retirement
  Strategy                             Class R                The AllianceBernstein(SM)           Alliance Capital Management L.P.
                                                                Value Funds

AllianceBernstein 2020 Retirement
  Strategy                             Class Advisor          The AllianceBernstein(SM)           Alliance Capital Management L.P.
                                                                Value Funds

AllianceBernstein 2020 Retirement
  Strategy                             Class R                The AllianceBernstein(SM)           Alliance Capital Management L.P.
                                                                 Value Funds

AllianceBernstein 2025 Retirement
  Strategy                             Class Advisor          The AllianceBernstein(SM)           Alliance Capital Management L.P.
                                                                 Value Funds

AllianceBernstein 2025 Retirement
  Strategy                             Class R                The AllianceBernstein(SM)           Alliance Capital Management L.P.
                                                                 Value Funds

AllianceBernstein 2030 Retirement
  Strategy                             Class Advisor          The AllianceBernstein(SM)           Alliance Capital Management L.P.
                                                                 Value Funds


AllianceBernstein 2030 Retirement
  Strategy                             Class R                The AllianceBernstein(SM)           Alliance Capital Management L.
                                                                 Value Funds

AllianceBernstein 2035 Retirement
  Strategy                             Class Advisor          The AllianceBernstein(SM)           Alliance Capital Management L.P.
                                                                 Value Funds


AllianceBernstein 2035 Retirement
  Strategy                             Class R                The AllianceBernstein(SM)           Alliance Capital Management L.P.
                                                                 Value Funds

AllianceBernstein 2040 Retirement
  Strategy                             Class Advisor          The AllianceBernstein(SM)           Alliance Capital Management L.P.
                                                                 Value Funds

AllianceBernstein 2040 Retirement
  Strategy                             Class R                The AllianceBernstein(SM)           Alliance Capital Management L.P.
                                                                 Value Funds

AllianceBernstein 2045 Retirement
  Strategy                             Class Advisor          The AllianceBernstein(SM)           Alliance Capital Management L.P.
                                                                 Value Funds


AllianceBernstein 2045 Retirement
  Strategy                             Class R                The AllianceBernstein(SM)           Alliance Capital Management L.P.
                                                                 Value Funds

AllianceBernstein 2050 Retirement
  Strategy                             Class Advisor          The AllianceBernstein(SM)           Alliance Capital Management L.P.
                                                                 Value Funds

AllianceBernstein 2050 Retirement
  Strategy                             Class R                The AllianceBernstein(SM)           Alliance Capital Management L.P.
                                                                 Value Funds

AllianceBernstein 2055 Retirement
  Strategy                             Class Advisor          The AllianceBernstein(SM)           Alliance Capital Management L.P.
                                                                 Value Funds

AllianceBernstein 2055 Retirement
  Strategy                             Class R                The AllianceBernstein(SM)           Alliance Capital Management L.P.

American Century(R) International
  Discovery                            Investor               American Century(R) Global          American,Century(R) Investment
                                                                Investment Management, Inc.         Management, Inc.

American Century(R) International
  Discovery                            Advisor                American Century(R) Global          American,Century(R) Investment
                                                                Investment Management, Inc.         Management, Inc.

American Funds(R) SMALLCAP World
  Fund(R)                              Class R3               American Funds(R)                   Capital Research and Management
                                                                                                    Company
American Funds(R) SMALLCAP World
  Fund(R)                              Class R4               American Funds(R)                   Capital Research and Management
                                                                                                    Company

Columbia Mid Cap Index Fund            Class A                Columbia Mid Cap Index Fund         Columbia Management Advisors, LLC

Columbia Small Cap Index Fund          Class A                Columbia Small Cap Index Fund       Columbia Management Advisors, LLC


Fidelity(R) Advisor Value              Class A                Fidelity(R) Advisor Funds           Fidelity(R) Management & Research
                                                                                                    Company

Fidelity(R) Advisor Value              Class T                Fidelity(R) Advisor Funds           Fidelity(R) Management & Research
                                                                                                    Company

First American Funds Mid Cap Index     Class R                FIRST AMERICAN INVESTMENT           U.S. Bancorp Asset
                                                                FUNDS, INC.                         Management, Inc.

First American Funds Small Cap Index   Class R                FIRST AMERICAN INVESTMENT           U.S. Bancorp Asset
                                                                FUNDS, INC.                         Management, Inc.
Goldman Sachs Structured International
  Equity Fund                          Institutional          GOLDMAN SACHS DOMESTIC EQUITY       Goldman Sachs Asset
                                                                FUNDS                               Management, L.P.

Goldman Sachs Structured International
  Equity Fund                          Service                GOLDMAN SACHS DOMESTIC EQUITY       Goldman Sachs Asset
                                                                FUNDS                               Management, L.P.

Lord Abbett Developing Growth          R3                     Lord Abbett Developing Growth, Inc. Lord, Abbett & Co. LLC

Lord Abbett Growth Opportunities       R3                     Lord Abbett Developing Growth, Inc. Lord, Abbett & Co. LLC

Marshall Mid Cap Growth Fund           Class Y                Marshall Funds, Inc.                M&I Investment Management Corp.

Marshall Mid Cap Value Fund            Class Y                Marshall Funds, Inc.                M&I Investment Management Corp.

Marshall Small Cap Growth Fund         Class Y                Marshall Funds, Inc.                M&I Investment Management Corp.


Oppenheimer International Growth       Class A                OppenheimerFunds(R)                 The Manager

Oppenheimer International Growth       Class N                OppenheimerFunds(R)                 The Manager

Oppenheimer Value                      Class A                OppenheimerFunds(R)                 The Manager

Oppenheimer Value                      Class N                OppenheimerFunds(R)                 The Manager

Pioneer Equity Income                  Class A                Pioneer Equity Income               Pioneer Investment
                                                                                                    Management, Inc.

Pioneer Equity Income                  Class R                Pioneer Equity Income               Pioneer Investment
                                                                                                    Management, Inc.

Timothy Plan Conservative Growth Fund  Class A                Timothy Plan Conservative Growth    Timothy Partners, Ltd.
                                                                Fund

Timothy Plan Strategic Growth Fund     Class A                Timothy Plan Strategic Growth Fund  Timothy Partners, Ltd.




     2. The maximum expense listed in the Total Fund Annual Operating Expenses table on page 19 of the Prospectus has changed. The revised table is listed below.


Total Fund Annual Operating Expenses                        Minimum      Maximum


(expenses that are deducted from Fund
assets, including management fees, distribution
and/or service (12b-1) fees,
and other expenses*).......................................   0.20%        2.58%
>
*In addition, some Funds may charge a redemption fee for short term trading in their Fund. Please consult the Fund prospectus for details.


     3. Page 46, "The Funds," paragraph 1 - "The Columbia Management Advisors, LLC, M&I Investment Mangement Corporation and Timothy Plan, Ltd." are added to the list of Advisors with which AUL has agreemetns for rendering distribution and/or shareholder services in exchange for compensation.


     4. Page 50 of the Prospectus is revised to add the following language:

AllianceBernstein 2010 Retirement Strategy - Class Adv and Class R

     Each Retirement Strategy is managed to a specific retirement year and seeks to achieve the highest total return over time, consistent with its asset mix. As the retirement date gets closer, and continuing for 15 years beyond the date, AllianceBernstein investment professionals gradually adjust the Strategy to a more conservative investment mix. That means fewer stocks and more bonds and short term investments. So as you move into retirement, your Strategy becomes more focused on protecting principal and generating income.

AllianceBernstein 2015 Retirement Strategy - Class Adv and Class R

     Each Retirement Strategy is managed to a specific retirement year and seeks to achieve the highest total return over time, consistent with its asset mix. As the retirement date gets closer, and continuing for 15 years beyond the date, AllianceBernstein investment professionals gradually adjust the Strategy to a more conservative investment mix. That means fewer stocks and more bonds and short term investments. So as you move into retirement, your Strategy becomes more focused on protecting principal and generating income.

AllianceBernstein 2020 Retirement Strategy - Class Adv and Class R

     Each Retirement Strategy is managed to a specific retirement year and seeks to achieve the highest total return over time, consistent with its asset mix. As the retirement date gets closer, and continuing for 15 years beyond the date, AllianceBernstein investment professionals gradually adjust the Strategy to a more conservative investment mix. That means fewer stocks and more bonds and short term investments. So as you move into retirement, your Strategy becomes more focused on protecting principal and generating income.


AllianceBernstein 2025 Retirement Strategy - Class Adv and Class R

     Each Retirement Strategy is managed to a specific retirement year and seeks to achieve the highest total return over time, consistent with its asset mix. As the retirement date gets closer, and continuing for 15 years beyond the date, AllianceBernstein investment professionals gradually adjust the Strategy to a more conservative investment mix. That means fewer stocks and more bonds and short term investments. So as you move into retirement, your Strategy becomes more focused on protecting principal and generating income.

AllianceBernstein 2030 Retirement Strategy - Class Adv and Class R

     Each Retirement Strategy is managed to a specific retirement year and seeks to achieve the highest total return over time, consistent with its asset mix. As the retirement date gets closer, and continuing for 15 years beyond the date, AllianceBernstein investment professionals gradually adjust the Strategy to a more conservative investment mix. That means fewer stocks and more bonds and short term investments. So as you move into retirement, your Strategy becomes more focused on protecting principal and generating income.

AllianceBernstein 2035 Retirement Strategy - Class Adv and Class R

     Each Retirement Strategy is managed to a specific retirement year and seeks to achieve the highest total return over time, consistent with its asset mix. As the retirement date gets closer, and continuing for 15 years beyond the date, AllianceBernstein investment professionals gradually adjust the Strategy to a more conservative investment mix. That means fewer stocks and more bonds and short term investments. So as you move into retirement, your Strategy becomes more focused on protecting principal and generating income.


AllianceBernstein 2040 Retirement Strategy - Class Adv and Class R

     Each Retirement Strategy is managed to a specific retirement year and seeks to achieve the highest total return over time, consistent with its asset mix. As the retirement date gets closer, and continuing for 15 years beyond the date, AllianceBernstein investment professionals gradually adjust the Strategy to a more conservative investment mix. That means fewer stocks and more bonds and short term investments. So as you move into retirement, your Strategy becomes more focused on protecting principal and generating income.

AllianceBernstein 2045 Retirement Strategy - Class Adv and Class R

     Each Retirement Strategy is managed to a specific retirement year and seeks to achieve the highest total return over time, consistent with its asset mix. As the retirement date gets closer, and continuing for 15 years beyond the date, AllianceBernstein investment professionals gradually adjust the Strategy to a more conservative investment mix. That means fewer stocks and more bonds and short term investments. So as you move into retirement, your Strategy becomes more focused on protecting principal and generating income.



AllianceBernstein 2050 Retirement Strategy - Class Adv and Class R

     Each Retirement Strategy is managed to a specific retirement year and seeks to achieve the highest total return over time, consistent with its asset mix. As the retirement date gets closer, and continuing for 15 years beyond the date, AllianceBernstein investment professionals gradually adjust the Strategy to a more conservative investment mix. That means fewer stocks and more bonds and short term investments. So as you move into retirement, your Strategy becomes more focused on protecting principal and generating income.



AllianceBernstein 2055 Retirement Strategy - Class Adv and Class R

     Each Retirement Strategy is managed to a specific retirement year and seeks to achieve the highest total return over time, consistent with its asset mix. As the retirement date gets closer, and continuing for 15 years beyond the date, AllianceBernstein investment professionals gradually adjust the Strategy to a more conservative investment mix. That means fewer stocks and more bonds and short term investments. So as you move into retirement, your Strategy becomes more focused on protecting principal and generating income.

     5. Page 52 of the Prospectus is revised to add the following language:

American Century(R) Global Investment Management, Inc.

American Century(R) International Discovery - Advisor Class and Investor Class

     The investment seeks capital growth. The fund primarily invests assets in equity securities of companies that are small to medium-sized at the time of purchase and are located in foreign developed countries or emerging market countries.


     6. Page 54 of the Prospectus is revised to add the following language:

American Funds SmallCap World - Class R3 and Class R4

     The investment seeks long-term growth of capital. The fund normally invests at least 80% of assets in equity securities of companies located around the world with small market capitalizations, typically between $50 million to $2 billion. It may also invest in convertible securities, government obligations, preferred stocks, repurchase agreements, and corporate debt securities. The fund may also hold cash or money market instruments. Management seeks to invest in reasonably priced securities that represent above average long-term growth opportunities.

     7. Page 55 of the Prospectus is revised to add the following language:

Columbia Mid Cap Index Fund

Columbia Mid Cap Index Fund - Class A

     The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard&Poor's (S&P) MidCap 400(R) Index.

FOR ADDITIONAL INFORMATION CONCERNING COLUMBIA MID CAP INDEX FUND AND ITS PORTFOLIO, PLEASE SEE THE COLUMBIA MID CAP INDEX FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Columbia Small Cap Index Fund

Columbia Small Cap Index Fund - Class A

     The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard&Poor's (S&P) SmallCap 600(R) Index.


FOR ADDITIONAL INFORMATION CONCERNING COLUMBIA SMALL CAP INDEX FUND AND ITS PORTFOLIO, PLEASE SEE THE COLUMBIA SMALL CAP INDEX FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

     8. Page 59 of the Prospectus is revised to add the following language:

Fidelity(R) Advisor Value - Class A and Class T

     The investment seeks capital appreciation. The fund invests primarily in common stocks. It invests in securities of companies that possess valuable fixed assets or that it believes are undervalued in the marketplace in relation to factors such as assets, earnings, or growth potential. The fund may invest in securities of domestic and foreign issuers.

     9. Page 61 of the Prospectus is revised to add the following language:

First American Funds Mid Cap Index -  Class R

     Mid Cap Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's MidCap 400 Composite Index (S&P 400 Index).

First American Funds Small Cap Index -  Class R

     Small Cap Index Fund's objective is to provide investment results that correspond to the performance of the Russell 2000 Index.

     10. Page 62 of the Prospectus is revised to add the following language:

Goldman Sachs Structured International Equity - Institutional Class and Service Class

     The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of equity investments in largecap U.S. issuers that are selling at low to modest valuations relative to general market measures, such as earnings, book value and other fundamental accounting measures, and that are expected to have favorable prospects for capital appreciation and/or dividend-paying ability.

     11. Page 64 of the Prospectus is revised to add the following language:


Lord Abbett Developing Growth, Inc.

Lord Abbett Developing Growth - Class P and Class R3

     The Fund's investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. To pursue its goal, the Fund primarily invests in the common stocks of companies with above-average, long-term growth potential. The Fund uses a bottom-up stock selection process, which means that it focuses on the investment fundamentals of companies, rather than reacting to stock market events. The Fund is broadly diversified over many industries and economic sectors. Normally, the Fund invests at least 65% of its net assets in equity securities of small companies. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments.


FOR ADDITIONAL INFORMATION CONCERNING LORD ABBETT DEVELOPING GROWTH, INC. AND ITS PORTFOLIO, PLEASE SEE THE LORD ABBETT DEVELOPING GROWTH, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


Lord Abbett Research Fund, Inc.

Lord Abbett Growth Opportunities - Class P and Class R3

     The Fund's investment objective is capital appreciation. To pursue this goal, the Fund normally invests at least 65% of its net assets in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap Index, a widely used benchmark for madcap stock performance. Equity securities may include common stocks, preferred stocks, convertible securities, warrants and similar instruments. In selecting investments, the Fund follows a growth style of investing, which means that the Advisor favors companies that show the potential for strong revenue and earnings growth.

FOR ADDITIONAL INFORMATION CONCERNING LORD ABBETT RESEARCH FUND, INC. AND ITS PORTFOLIOS, PLEASE SEE THE LORD ABBETT RESEARCH FUND, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

     12. Page 65 of the Prospectus is revised to add the following language:

Marshall Funds, Inc.

Marshall Mid Cap Growth - Class Y (Investor)

     The investment seeks capital appreciation. The fund normally invests at least 80% of assets in growth-oriented common stocks of medium-sized companies similar in size to those within the Russel Mid-Cap Growth index.


Marshall Mid Cap Value - Class Y (Investor)

     The investment seeks capital appreciation. The fund invests at least 80% of assets in value-oriented common stocks of medium-sized companies similar in size to those within the Russell Mid-Cap Value index.

Marshall Small Cap Growth - Class Y (Investor)

     The investment seeks capital appreciation. The fund normally invests at least 80% of assets in common stocks of small-sized companies similar in size to those within the Russel 2000 Growth index.


FOR ADDITIONAL INFORMATION CONCERNING MARSHALL FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE MARSHALL FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

     13. Page 68 of the Prospectus is revised to add the following language:

Oppenheimer International Growth - Class A and Class N

     The investment seeks long-term capital appreciation. The fund invests mainly in common stocks of growth companies that are domiciled outside the U.S. or have their primary operations outside the U.S. It does not limit investments to issuers within a specific market capitalization range. The fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time.

Oppenheimer Value - Class N and Class A

     The investment seeks long-term growth of capital; realization of current income is a secondary consideration. The fund invests mainly in common stocks of different capitalization ranges. It may also buy other investments, including preferred stocks, rights and warrants and convertible debt securities, and securities of U.S. and foreign companies, although there are limits on the investments.

     14. Page 69 of the Prospectus is revised to add the following language:

Pioneer Equity Income Fund


Pioneer Equity Income - Class A and Class R

     Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

FOR ADDITIONAL INFORMATION CONCERNING THE PIONEER EQUITY INCOME FUND AND ITS PORTFOLIOS, PLEASE SEE THE PIONEER EQUITY INCOME FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

     15. Page 74 of the Prospectus is revised to add the following language:

Timothy Plan Conservative Growth Fund

Timothy Conservative Growth - Class A

     The investment seeks moderate levels of long-term capital growth. Current income is a secondary objective. The fund normally invests at least 75% of assets in other Timothy Plan funds. It invests 15-20% of assets in the Small-Cap Value fund, 25-30% of assets in the Large/Mid-Cap Value fund, 15-20% of assets in the Large/Mid-Cap Growth fund and 25-30% of assets in the Fixed-Income fund.


Timothy Plan Strategic Growth Fund

Timothy Strategic Growth - Class A

     The investment seeks medium to high levels of long-term capital growth. The fund normally invests 75% of assets in other Timothy Plan funds. It invests 15-20% of assets in the Small-Cap Value fund, 20-25% of assets in the Large/Mid-Cap Value fund, 30-35% of assets in the Large/Mid-Cap Growth fund and 15-20% of assets in the Aggressive Growth fund.


FOR ADDITIONAL INFORMATION CONCERNING TIMOTHY PLAN AND ITS PORTFOLIOS, PLEASE SEE THE TIMOTHY PLAN PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



                   This supplement should be retained with the
                        Prospectus for future reference.